DEBT AGREEMENTS (Details- Fair Market Value) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Offsetting Assets [Line Items]
Amortization of discount	$ 404,087	$ 39,414
Derivative balance	893,381		$ 1,232,344
Convertible Debt 1 [Member]
Offsetting Assets [Line Items]
Face amount	90,228
Amortization of discount	0
Initial loss	58,959
Change in Fair Market Value	30,042
Derivative balance	108,530
Transaction expense	0
Convertible Debt 2 [Member]
Offsetting Assets [Line Items]
Face amount	162,150
Amortization of discount	0
Initial loss	74,429
Change in Fair Market Value	42,819
Derivative balance	195,041
Transaction expense	0
Convertible Debt 3 [Member]
Offsetting Assets [Line Items]
Face amount	72,488
Amortization of discount	0
Initial loss	11,381
Change in Fair Market Value	(25,482)
Derivative balance	87,192
Transaction expense	0
Convertible Debt 4 [Member]
Offsetting Assets [Line Items]
Face amount	53,397
Amortization of discount	0
Initial loss	5,651
Change in Fair Market Value	13,592
Derivative balance	94,615
Transaction expense	0
Convertible Debt 5 [Member]
Offsetting Assets [Line Items]
Face amount	53,864
Amortization of discount	0
Initial loss	28,566
Change in Fair Market Value	(69,333)
Derivative balance	0
Transaction expense	0
Convertible Debt 6 [Member]
Offsetting Assets [Line Items]
Face amount	18,613
Amortization of discount	0
Initial loss	16,558
Change in Fair Market Value	(13,512)
Derivative balance	0
Convertible Debt 7 [Member]
Offsetting Assets [Line Items]
Face amount	40,000
Amortization of discount	0
Initial loss	10,605
Change in Fair Market Value	(51,397)
Derivative balance	0
Convertible Debt 8 [Member]
Offsetting Assets [Line Items]
Face amount	42,350
Amortization of discount	0
Initial loss	7,350
Change in Fair Market Value	54,120
Derivative balance	0
Convertible Debt 9 [Member]
Offsetting Assets [Line Items]
Face amount	94,200
Amortization of discount	0
Initial loss	19,200
Change in Fair Market Value	(105,683)
Derivative balance	0
Convertible Debt 10 [Member]
Offsetting Assets [Line Items]
Face amount	76,200
Amortization of discount	0
Initial loss	16,200
Change in Fair Market Value	(86,548)
Derivative balance	0
Convertible Debt 11 [Member]
Offsetting Assets [Line Items]
Face amount	64,200
Amortization of discount	0
Initial loss	14,200
Change in Fair Market Value	(74,788)
Derivative balance	0
Convertible Debt 12 [Member]
Offsetting Assets [Line Items]
Face amount	825,000
Amortization of discount	733,387
Initial loss	203,500
Change in Fair Market Value	0
Derivative balance	0
Derivative Liabilities [Member]
Offsetting Assets [Line Items]
Face amount	1,584,574
Amortization of discount	733,387
Initial loss	466,599
Change in Fair Market Value	(517,087)
Derivative balance	$ 479,088